Subsequent Events (Details Narrative)					1 Months Ended				12 Months Ended
	Apr. 06, 2018 USD ($) $ / shares shares	Feb. 28, 2018 $ / shares shares	May 21, 2017 Employee	Oct. 17, 2016 USD ($) $ / shares	Apr. 30, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Feb. 28, 2018 Employee $ / shares shares	Jan. 31, 2018 NonEmployee shares	Dec. 31, 2017 shares	Dec. 31, 2016 Employee shares	Mar. 05, 2018 shares	Apr. 28, 2016 shares	Mar. 17, 2016 shares
Common stock issued during period									1,783,938
Number of employee | Employee			5							10
Common stock, shares authorized									15,000,000	7,500,000
Payment of loan | $				$ 500,000
Maximum [Member]
Common stock, shares authorized												7,500,000	375,000,000
Exercise price of warrants | $ / shares				$ 4.13
Warrant [Member]
Conversion shares issued									1,434,000
2013 Equity Incentive Plan [Member]
Common stock issued during period										199,669
Subsequent Event [Member]
Common stock, shares authorized											15,000,000
Net of proceeds commissions and other offering expenses | $	$ 840,000
Subsequent Event [Member] | Private Placement [Member]
Warrant purchase of common stock	140,000
Exercise price of warrants | $ / shares	$ 1.47
Subsequent Event [Member] | Common Stock [Member]
Aggregation of purchase price | $					$ 1,000,000
Subsequent Event [Member] | Warrant [Member] | Maximum [Member]
Warrant purchase of common stock					750,000
Exercise price of warrants | $ / shares					$ 1.47
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Common stock issued during period					1,000
Conversion shares issued					1,000,000
Subsequent Event [Member] | Morf3D, Inc. [Member]
Payment of loan | $						$ 535,096
Subsequent Event [Member] | Mr Fisher [Member]
Maximum shares potentially issuable		23,000
Subsequent Event [Member] | 2013 Equity Incentive Plan [Member]
Stock option term							ten-year options
Option purchase shares of common stock							123,500
Exercise price per shares | $ / shares		$ 1.49					$ 1.49
Vesting term, description							vest and become exercisable ratably over 17 monthly installments on the 15th day of each month commencing on March 15, 2018
Subsequent Event [Member] | 2013 Equity Incentive Plan [Member] | Nine Employees [Member]
Stock option term							ten-year options
Option purchase shares of common stock							70,188
Exercise price per shares | $ / shares		$ 1.56					$ 1.56
Vesting term, description							each option to vest from and after February 26, 2018
Number of employee | Employee							9
Subsequent Event [Member] | Four Non-Employee Directors [Member] | 2013 Equity Incentive Plan [Member]
Number of non-employee directors | NonEmployee								4
Common stock issued during period								5,814